Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of taxes payable [Abstract]
Income tax payable	$ 630,953	$ 274,296
Value added tax payable	63,339	26,239
Other taxes payable	18,035	13,517
Total	$ 712,327	$ 314,052